UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Export and Multinational	.77%
Actual		$ 1,000.00	$ 1,069.10	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class K	.64%
Actual		$ 1,000.00	$ 1,069.80	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.1	3.7
Apple, Inc.	3.3	3.3
Wells Fargo & Co.	2.6	2.4
Exxon Mobil Corp.	2.4	3.5
Danaher Corp.	2.3	2.3
Google, Inc. Class A	2.2	1.7
Liberty Global PLC Class A	2.1	1.3
JPMorgan Chase & Co.	2.0	1.3
Microsoft Corp.	2.0	2.6
Pfizer, Inc.	1.9	2.1
	24.9
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.7	19.9
Financials	16.6	14.6
Health Care	14.3	12.8
Consumer Discretionary	14.2	12.3
Industrials	12.3	13.2
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Stocks 98.5%		Stocks 98.5%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	11.2%	** Foreign investments	4.7%

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.2%
BorgWarner, Inc.	192,000	$ 11,800
Delphi Automotive PLC	137,800	10,864
		22,664
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	126,300	11,554
Household Durables - 2.6%
Jarden Corp. (a)	539,250	28,618
NVR, Inc. (a)	13,400	17,849
		46,467
Internet & Catalog Retail - 2.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	191,926	7,712
Series A (a)	460,900	13,610
Priceline Group, Inc. (a)	13,800	17,077
		38,399
Media - 7.6%
DIRECTV (a)	332,600	29,468
Discovery Communications, Inc. Class A (a)	366,800	11,848
Liberty Global PLC Class A (a)	696,400	37,647
Liberty Media Corp. Class A (a)	506,100	19,518
Starz Series A (a)	322,000	10,703
Time Warner Cable, Inc.	95,700	14,743
Viacom, Inc. Class B (non-vtg.)	198,200	13,862
		137,789
TOTAL CONSUMER DISCRETIONARY		256,873
CONSUMER STAPLES - 9.6%
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	534,700	24,703
Dr. Pepper Snapple Group, Inc.	271,200	21,368
Molson Coors Brewing Co. Class B	196,300	14,897
		60,968
Food Products - 2.6%
General Mills, Inc.	175,800	9,456
Kellogg Co.	148,100	9,549
Kraft Foods Group, Inc.	332,600	21,306
Tyson Foods, Inc. Class A	179,200	7,403
		47,714
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.4%
Church & Dwight Co., Inc.	290,900	$ 24,767
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	159,900	18,624
Reynolds American, Inc.	288,800	21,839
		40,463
TOTAL CONSUMER STAPLES		173,912
ENERGY - 6.2%
Energy Equipment & Services - 3.3%
Ensco PLC Class A	125,000	3,059
Halliburton Co.	272,800	11,714
National Oilwell Varco, Inc.	325,700	17,702
Schlumberger Ltd.	323,400	27,217
		59,692
Oil, Gas & Consumable Fuels - 2.9%
Exxon Mobil Corp.	507,814	44,962
Noble Energy, Inc.	186,000	8,785
		53,747
TOTAL ENERGY		113,439
FINANCIALS - 16.6%
Banks - 7.4%
JPMorgan Chase & Co.	601,400	36,854
M&T Bank Corp.	184,600	22,337
U.S. Bancorp	631,600	28,176
Wells Fargo & Co.	867,000	47,503
		134,870
Capital Markets - 1.1%
Franklin Resources, Inc.	201,700	10,858
The Blackstone Group LP	263,200	9,859
		20,717
Consumer Finance - 1.2%
American Express Co.	255,300	20,830
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	502,300	74,044
Insurance - 2.8%
Markel Corp. (a)	23,500	17,518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	234,800	$ 23,586
Torchmark Corp.	174,200	9,276
		50,380
TOTAL FINANCIALS		300,841
HEALTH CARE - 14.3%
Health Care Equipment & Supplies - 1.2%
Medtronic PLC	267,700	20,771
Health Care Providers & Services - 6.9%
Anthem, Inc.	140,900	20,635
DaVita HealthCare Partners, Inc. (a)	237,200	17,695
Express Scripts Holding Co. (a)	232,100	19,680
Laboratory Corp. of America Holdings (a)	133,000	16,363
McKesson Corp.	100,900	23,076
UnitedHealth Group, Inc.	250,900	28,510
		125,959
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	157,900	20,527
Pharmaceuticals - 5.1%
Actavis PLC (a)	74,800	21,794
Johnson & Johnson	152,300	15,612
Pfizer, Inc.	1,014,100	34,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	153,000	8,724
Valeant Pharmaceuticals International (United States) (a)	63,700	12,579
		93,513
TOTAL HEALTH CARE		260,770
INDUSTRIALS - 12.3%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	205,100	21,080
TransDigm Group, Inc.	100,600	21,816
United Technologies Corp.	215,700	26,296
		69,192
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	402,600	14,683
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.4%
AMETEK, Inc.	402,700	$ 21,399
Babcock & Wilcox Co.	111,238	3,453
		24,852
Industrial Conglomerates - 3.0%
Danaher Corp.	481,200	41,999
Roper Industries, Inc.	80,700	13,523
		55,522
Machinery - 1.1%
Deere & Co.	78,800	7,139
PACCAR, Inc.	196,400	12,579
		19,718
Road & Rail - 1.7%
CSX Corp.	466,600	16,009
Norfolk Southern Corp.	134,600	14,693
		30,702
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	319,300	9,421
TOTAL INDUSTRIALS		224,090
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,045,800	30,862
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	288,800	16,306
CDW Corp.	302,000	11,364
TE Connectivity Ltd.	157,100	11,332
		39,002
Internet Software & Services - 2.2%
Google, Inc. Class A (a)	71,300	40,116
IT Services - 6.8%
Amdocs Ltd.	195,800	10,280
Fidelity National Information Services, Inc.	343,000	23,183
Fiserv, Inc. (a)	287,200	22,422
IBM Corp.	133,700	21,651
The Western Union Co. (d)	1,006,500	19,647
Visa, Inc. Class A	99,000	26,860
		124,043
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.2%
Microsoft Corp.	811,100	$ 35,567
Oracle Corp.	499,600	21,892
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)	28,652	0*
warrants 10/3/18 (a)(e)	41,940	0*
		57,459
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	461,800	59,323
Hewlett-Packard Co.	359,800	12,535
Western Digital Corp.	126,500	13,533
		85,391
TOTAL INFORMATION TECHNOLOGY		376,873
MATERIALS - 4.7%
Chemicals - 4.7%
Airgas, Inc.	229,700	26,925
Eastman Chemical Co.	176,900	13,172
Ecolab, Inc.	104,000	12,016
LyondellBasell Industries NV Class A	243,200	20,893
Monsanto Co.	106,500	12,826
		85,832
TOTAL COMMON STOCKS (Cost $1,521,568)		1,792,630
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Mode Media Corp. Series M-1, 8.00% (a)(e)	427,303	731
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(e)	910,747	501
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series C-1, 8.00% (a)(e)	71,630	$ 39
Series D, 8.00% (a)(e)	76,875	42
		582
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		1,313
Convertible Bonds - 0.0%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (e) (Cost $300)	$ 300	300
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	10,420,176	10,420
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,110,000	2,110
TOTAL MONEY MARKET FUNDS (Cost $12,530)		12,530
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,549,259)		1,806,773
NET OTHER ASSETS (LIABILITIES) - 0.7%		12,323
NET ASSETS - 100%		$ 1,819,096
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,613,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 9,063
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 404
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 300
* Amounts represent less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	4
Total	$ 9
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 257,604	$ 256,873	$ -	$ 731
Consumer Staples	173,912	173,912	-	-
Energy	113,439	113,439	-	-
Financials	300,841	300,841	-	-
Health Care	260,770	260,770	-	-
Industrials	224,090	224,090	-	-
Information Technology	377,455	376,873	-	582
Materials	85,832	85,832	-	-
Corporate Bonds	300	-	-	300
Money Market Funds	12,530	12,530	-	-
Total Investments in Securities:	$ 1,806,773	$ 1,805,160	$ -	$ 1,613
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
United Kingdom	3.3%
Ireland	2.4%
Curacao	1.5%
Netherlands	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,059) - See accompanying schedule: Unaffiliated issuers (cost $1,536,729)	$ 1,794,243
Fidelity Central Funds (cost $12,530)	12,530
Total Investments (cost $1,549,259)		$ 1,806,773
Cash		34
Receivable for investments sold		13,698
Receivable for fund shares sold		400
Dividends receivable		2,836
Interest receivable		18
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		3
Other receivables		2
Total assets		1,823,765

Liabilities
Payable for fund shares redeemed	$ 1,404
Accrued management fee	826
Transfer agent fee payable	244
Other affiliated payables	46
Other payables and accrued expenses	39
Collateral on securities loaned, at value	2,110
Total liabilities		4,669

Net Assets		$ 1,819,096
Net Assets consist of:
Paid in capital		$ 1,510,110
Undistributed net investment income		2,481
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,991
Net unrealized appreciation (depreciation) on investments		257,514
Net Assets		$ 1,819,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Export and Multinational: Net Asset Value, offering price and redemption price per share ($1,618,170 ÷ 73,426 shares)	$ 22.04

Class K: Net Asset Value, offering price and redemption price per share ($200,926 ÷ 9,131 shares)	$ 22.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 14,849
Interest		23
Income from Fidelity Central Funds		9
Total income		14,881

Expenses
Management fee	$ 4,990
Transfer agent fees	1,495
Accounting and security lending fees	279
Custodian fees and expenses	14
Independent trustees' compensation	4
Registration fees	15
Audit	34
Legal	5
Miscellaneous	5
Total expenses before reductions	6,841
Expense reductions	(9)	6,832
Net investment income (loss)		8,049
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,257
Foreign currency transactions	(4)
Total net realized gain (loss)		77,253
Change in net unrealized appreciation (depreciation) on: Investment securities	34,256
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		34,257
Net gain (loss)		111,510
Net increase (decrease) in net assets resulting from operations		$ 119,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,049	$ 35,444
Net realized gain (loss)	77,253	358,790
Change in net unrealized appreciation (depreciation)	34,257	(44,204)
Net increase (decrease) in net assets resulting from operations	119,559	350,030
Distributions to shareholders from net investment income	(31,305)	(17,314)
Distributions to shareholders from net realized gain	(331,559)	(215,869)
Total distributions	(362,864)	(233,183)
Share transactions - net increase (decrease)	163,897	(113,824)
Redemption fees	2	4
Total increase (decrease) in net assets	(79,406)	3,027

Net Assets
Beginning of period	1,898,502	1,895,475
End of period (including undistributed net investment income of $2,481 and undistributed net investment income of $25,737, respectively)	$ 1,819,096	$ 1,898,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.81	$ 24.42	$ 23.47	$ 20.99	$ 18.07	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.10	.44G	.20	.19	.17	.10
Net realized and unrealized gain (loss)	1.11	3.96	2.86J	2.60	2.89	.46
Total from investment operations	1.21	4.40	3.06	2.79	3.06	.56
Distributions from net investment income	(.42)	(.22)	(.18)	(.19)	(.14)	(.12)
Distributions from net realized gain	(4.56)	(2.79)	(1.93)	(.12)	-	-
Total distributions	(4.98)	(3.01)	(2.11)	(.31)	(.14)	(.12)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.04	$ 25.81	$ 24.42	$ 23.47	$ 20.99	$ 18.07
Total ReturnB, C	6.91%	19.84%	14.06%J	13.60%	16.93%	3.17%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.78%	.80%	.82%	.83%	.86%
Expenses net of fee waivers, if any	.77%A	.78%	.80%	.82%	.83%	.86%
Expenses net of all reductions	.77%A	.77%	.79%	.82%	.83%	.84%
Net investment income (loss)	.87%A	1.82%G	.84%	.87%	.77%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,618	$ 1,682	$ 1,671	$ 1,773	$ 2,045	$ 2,227
Portfolio turnover rateF	72% A	124%	114%	97%	109%	197%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.55%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.79	$ 24.42	$ 23.47	$ 21.00	$ 18.08	$ 17.64
Income from Investment Operations
Net investment income (loss) D	.11	.48G	.23	.23	.21	.14
Net realized and unrealized gain (loss)	1.11	3.94	2.87L	2.60	2.89	.47
Total from investment operations	1.22	4.42	3.10	2.83	3.10	.61
Distributions from net investment income	(.45)	(.25)	(.22)	(.23)	(.18)	(.17)
Distributions from net realized gain	(4.56)	(2.79)	(1.93)	(.12)	-	-
Total distributions	(5.01)	(3.05)J	(2.15)	(.36)K	(.18)	(.17)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.00	$ 25.79	$ 24.42	$ 23.47	$ 21.00	$ 18.08
Total ReturnB, C	6.98%	19.95%	14.27%L	13.79%	17.16%	3.39%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.65%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.64%A	.64%	.65%	.65%	.65%	.66%
Expenses net of all reductions	.64%A	.64%	.63%	.65%	.65%	.64%
Net investment income (loss)	1.01%A	1.96%G	.99%	1.04%	.95%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 217	$ 224	$ 221	$ 194	$ 162
Portfolio turnover rateF	72% A	124%	114%	97%	109%	197%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $3.05 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $2.794 per share. KTotal distributions of $.36 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.124 per share. LNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.76%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,892
Gross unrealized depreciation	(44,608)
Net unrealized appreciation (depreciation) on securities	$ 257,284

Tax cost	$ 1,549,489

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $654,839 and $843,869, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Export and Multinational	$ 1,448.18
Class K	47.05
	$ 1,495

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Export and Multinational expenses during the period in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Export and Multinational	$ 27,589	$ 14,926
Class K	3,716	2,388
Total	$ 31,305	$ 17,314
From net realized gain
Export and Multinational	$ 294,858	$ 190,117
Class K	36,701	25,752
Total	$ 331,559	$ 215,869

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Export and Multinational
Shares sold	957	1,956	$ 20,805	$ 47,593
Reinvestment of distributions	15,464	8,659	310,691	197,689
Shares redeemed	(8,160)	(13,891)	(178,671)	(338,166)
Net increase (decrease)	8,261	(3,276)	$ 152,825	$ (92,884)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class K
Shares sold	500	1,162	$ 10,986	$ 28,360
Reinvestment of distributions	2,014	1,234	40,417	28,139
Shares redeemed	(1,792)	(3,171)	(40,331)	(77,439)
Net increase (decrease)	722	(775)	$ 11,072	$ (20,940)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EXF-USAN-0415
1.790938.111

Fidelity®

Export and Multinational

Fund -

Class K

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Export and Multinational	.77%
Actual		$ 1,000.00	$ 1,069.10	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class K	.64%
Actual		$ 1,000.00	$ 1,069.80	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.1	3.7
Apple, Inc.	3.3	3.3
Wells Fargo & Co.	2.6	2.4
Exxon Mobil Corp.	2.4	3.5
Danaher Corp.	2.3	2.3
Google, Inc. Class A	2.2	1.7
Liberty Global PLC Class A	2.1	1.3
JPMorgan Chase & Co.	2.0	1.3
Microsoft Corp.	2.0	2.6
Pfizer, Inc.	1.9	2.1
	24.9
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.7	19.9
Financials	16.6	14.6
Health Care	14.3	12.8
Consumer Discretionary	14.2	12.3
Industrials	12.3	13.2
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Stocks 98.5%		Stocks 98.5%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	11.2%	** Foreign investments	4.7%

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.2%
BorgWarner, Inc.	192,000	$ 11,800
Delphi Automotive PLC	137,800	10,864
		22,664
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	126,300	11,554
Household Durables - 2.6%
Jarden Corp. (a)	539,250	28,618
NVR, Inc. (a)	13,400	17,849
		46,467
Internet & Catalog Retail - 2.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	191,926	7,712
Series A (a)	460,900	13,610
Priceline Group, Inc. (a)	13,800	17,077
		38,399
Media - 7.6%
DIRECTV (a)	332,600	29,468
Discovery Communications, Inc. Class A (a)	366,800	11,848
Liberty Global PLC Class A (a)	696,400	37,647
Liberty Media Corp. Class A (a)	506,100	19,518
Starz Series A (a)	322,000	10,703
Time Warner Cable, Inc.	95,700	14,743
Viacom, Inc. Class B (non-vtg.)	198,200	13,862
		137,789
TOTAL CONSUMER DISCRETIONARY		256,873
CONSUMER STAPLES - 9.6%
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	534,700	24,703
Dr. Pepper Snapple Group, Inc.	271,200	21,368
Molson Coors Brewing Co. Class B	196,300	14,897
		60,968
Food Products - 2.6%
General Mills, Inc.	175,800	9,456
Kellogg Co.	148,100	9,549
Kraft Foods Group, Inc.	332,600	21,306
Tyson Foods, Inc. Class A	179,200	7,403
		47,714
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.4%
Church & Dwight Co., Inc.	290,900	$ 24,767
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	159,900	18,624
Reynolds American, Inc.	288,800	21,839
		40,463
TOTAL CONSUMER STAPLES		173,912
ENERGY - 6.2%
Energy Equipment & Services - 3.3%
Ensco PLC Class A	125,000	3,059
Halliburton Co.	272,800	11,714
National Oilwell Varco, Inc.	325,700	17,702
Schlumberger Ltd.	323,400	27,217
		59,692
Oil, Gas & Consumable Fuels - 2.9%
Exxon Mobil Corp.	507,814	44,962
Noble Energy, Inc.	186,000	8,785
		53,747
TOTAL ENERGY		113,439
FINANCIALS - 16.6%
Banks - 7.4%
JPMorgan Chase & Co.	601,400	36,854
M&T Bank Corp.	184,600	22,337
U.S. Bancorp	631,600	28,176
Wells Fargo & Co.	867,000	47,503
		134,870
Capital Markets - 1.1%
Franklin Resources, Inc.	201,700	10,858
The Blackstone Group LP	263,200	9,859
		20,717
Consumer Finance - 1.2%
American Express Co.	255,300	20,830
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	502,300	74,044
Insurance - 2.8%
Markel Corp. (a)	23,500	17,518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	234,800	$ 23,586
Torchmark Corp.	174,200	9,276
		50,380
TOTAL FINANCIALS		300,841
HEALTH CARE - 14.3%
Health Care Equipment & Supplies - 1.2%
Medtronic PLC	267,700	20,771
Health Care Providers & Services - 6.9%
Anthem, Inc.	140,900	20,635
DaVita HealthCare Partners, Inc. (a)	237,200	17,695
Express Scripts Holding Co. (a)	232,100	19,680
Laboratory Corp. of America Holdings (a)	133,000	16,363
McKesson Corp.	100,900	23,076
UnitedHealth Group, Inc.	250,900	28,510
		125,959
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	157,900	20,527
Pharmaceuticals - 5.1%
Actavis PLC (a)	74,800	21,794
Johnson & Johnson	152,300	15,612
Pfizer, Inc.	1,014,100	34,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	153,000	8,724
Valeant Pharmaceuticals International (United States) (a)	63,700	12,579
		93,513
TOTAL HEALTH CARE		260,770
INDUSTRIALS - 12.3%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	205,100	21,080
TransDigm Group, Inc.	100,600	21,816
United Technologies Corp.	215,700	26,296
		69,192
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	402,600	14,683
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.4%
AMETEK, Inc.	402,700	$ 21,399
Babcock & Wilcox Co.	111,238	3,453
		24,852
Industrial Conglomerates - 3.0%
Danaher Corp.	481,200	41,999
Roper Industries, Inc.	80,700	13,523
		55,522
Machinery - 1.1%
Deere & Co.	78,800	7,139
PACCAR, Inc.	196,400	12,579
		19,718
Road & Rail - 1.7%
CSX Corp.	466,600	16,009
Norfolk Southern Corp.	134,600	14,693
		30,702
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	319,300	9,421
TOTAL INDUSTRIALS		224,090
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,045,800	30,862
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	288,800	16,306
CDW Corp.	302,000	11,364
TE Connectivity Ltd.	157,100	11,332
		39,002
Internet Software & Services - 2.2%
Google, Inc. Class A (a)	71,300	40,116
IT Services - 6.8%
Amdocs Ltd.	195,800	10,280
Fidelity National Information Services, Inc.	343,000	23,183
Fiserv, Inc. (a)	287,200	22,422
IBM Corp.	133,700	21,651
The Western Union Co. (d)	1,006,500	19,647
Visa, Inc. Class A	99,000	26,860
		124,043
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.2%
Microsoft Corp.	811,100	$ 35,567
Oracle Corp.	499,600	21,892
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)	28,652	0*
warrants 10/3/18 (a)(e)	41,940	0*
		57,459
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	461,800	59,323
Hewlett-Packard Co.	359,800	12,535
Western Digital Corp.	126,500	13,533
		85,391
TOTAL INFORMATION TECHNOLOGY		376,873
MATERIALS - 4.7%
Chemicals - 4.7%
Airgas, Inc.	229,700	26,925
Eastman Chemical Co.	176,900	13,172
Ecolab, Inc.	104,000	12,016
LyondellBasell Industries NV Class A	243,200	20,893
Monsanto Co.	106,500	12,826
		85,832
TOTAL COMMON STOCKS (Cost $1,521,568)		1,792,630
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Mode Media Corp. Series M-1, 8.00% (a)(e)	427,303	731
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(e)	910,747	501
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series C-1, 8.00% (a)(e)	71,630	$ 39
Series D, 8.00% (a)(e)	76,875	42
		582
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		1,313
Convertible Bonds - 0.0%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (e) (Cost $300)	$ 300	300
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	10,420,176	10,420
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,110,000	2,110
TOTAL MONEY MARKET FUNDS (Cost $12,530)		12,530
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,549,259)		1,806,773
NET OTHER ASSETS (LIABILITIES) - 0.7%		12,323
NET ASSETS - 100%		$ 1,819,096
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,613,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 9,063
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 404
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 300
* Amounts represent less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	4
Total	$ 9
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 257,604	$ 256,873	$ -	$ 731
Consumer Staples	173,912	173,912	-	-
Energy	113,439	113,439	-	-
Financials	300,841	300,841	-	-
Health Care	260,770	260,770	-	-
Industrials	224,090	224,090	-	-
Information Technology	377,455	376,873	-	582
Materials	85,832	85,832	-	-
Corporate Bonds	300	-	-	300
Money Market Funds	12,530	12,530	-	-
Total Investments in Securities:	$ 1,806,773	$ 1,805,160	$ -	$ 1,613
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
United Kingdom	3.3%
Ireland	2.4%
Curacao	1.5%
Netherlands	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,059) - See accompanying schedule: Unaffiliated issuers (cost $1,536,729)	$ 1,794,243
Fidelity Central Funds (cost $12,530)	12,530
Total Investments (cost $1,549,259)		$ 1,806,773
Cash		34
Receivable for investments sold		13,698
Receivable for fund shares sold		400
Dividends receivable		2,836
Interest receivable		18
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		3
Other receivables		2
Total assets		1,823,765

Liabilities
Payable for fund shares redeemed	$ 1,404
Accrued management fee	826
Transfer agent fee payable	244
Other affiliated payables	46
Other payables and accrued expenses	39
Collateral on securities loaned, at value	2,110
Total liabilities		4,669

Net Assets		$ 1,819,096
Net Assets consist of:
Paid in capital		$ 1,510,110
Undistributed net investment income		2,481
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,991
Net unrealized appreciation (depreciation) on investments		257,514
Net Assets		$ 1,819,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Export and Multinational: Net Asset Value, offering price and redemption price per share ($1,618,170 ÷ 73,426 shares)	$ 22.04

Class K: Net Asset Value, offering price and redemption price per share ($200,926 ÷ 9,131 shares)	$ 22.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 14,849
Interest		23
Income from Fidelity Central Funds		9
Total income		14,881

Expenses
Management fee	$ 4,990
Transfer agent fees	1,495
Accounting and security lending fees	279
Custodian fees and expenses	14
Independent trustees' compensation	4
Registration fees	15
Audit	34
Legal	5
Miscellaneous	5
Total expenses before reductions	6,841
Expense reductions	(9)	6,832
Net investment income (loss)		8,049
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,257
Foreign currency transactions	(4)
Total net realized gain (loss)		77,253
Change in net unrealized appreciation (depreciation) on: Investment securities	34,256
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		34,257
Net gain (loss)		111,510
Net increase (decrease) in net assets resulting from operations		$ 119,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,049	$ 35,444
Net realized gain (loss)	77,253	358,790
Change in net unrealized appreciation (depreciation)	34,257	(44,204)
Net increase (decrease) in net assets resulting from operations	119,559	350,030
Distributions to shareholders from net investment income	(31,305)	(17,314)
Distributions to shareholders from net realized gain	(331,559)	(215,869)
Total distributions	(362,864)	(233,183)
Share transactions - net increase (decrease)	163,897	(113,824)
Redemption fees	2	4
Total increase (decrease) in net assets	(79,406)	3,027

Net Assets
Beginning of period	1,898,502	1,895,475
End of period (including undistributed net investment income of $2,481 and undistributed net investment income of $25,737, respectively)	$ 1,819,096	$ 1,898,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.81	$ 24.42	$ 23.47	$ 20.99	$ 18.07	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.10	.44G	.20	.19	.17	.10
Net realized and unrealized gain (loss)	1.11	3.96	2.86J	2.60	2.89	.46
Total from investment operations	1.21	4.40	3.06	2.79	3.06	.56
Distributions from net investment income	(.42)	(.22)	(.18)	(.19)	(.14)	(.12)
Distributions from net realized gain	(4.56)	(2.79)	(1.93)	(.12)	-	-
Total distributions	(4.98)	(3.01)	(2.11)	(.31)	(.14)	(.12)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.04	$ 25.81	$ 24.42	$ 23.47	$ 20.99	$ 18.07
Total ReturnB, C	6.91%	19.84%	14.06%J	13.60%	16.93%	3.17%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.78%	.80%	.82%	.83%	.86%
Expenses net of fee waivers, if any	.77%A	.78%	.80%	.82%	.83%	.86%
Expenses net of all reductions	.77%A	.77%	.79%	.82%	.83%	.84%
Net investment income (loss)	.87%A	1.82%G	.84%	.87%	.77%	.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,618	$ 1,682	$ 1,671	$ 1,773	$ 2,045	$ 2,227
Portfolio turnover rateF	72% A	124%	114%	97%	109%	197%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.55%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.79	$ 24.42	$ 23.47	$ 21.00	$ 18.08	$ 17.64
Income from Investment Operations
Net investment income (loss) D	.11	.48G	.23	.23	.21	.14
Net realized and unrealized gain (loss)	1.11	3.94	2.87L	2.60	2.89	.47
Total from investment operations	1.22	4.42	3.10	2.83	3.10	.61
Distributions from net investment income	(.45)	(.25)	(.22)	(.23)	(.18)	(.17)
Distributions from net realized gain	(4.56)	(2.79)	(1.93)	(.12)	-	-
Total distributions	(5.01)	(3.05)J	(2.15)	(.36)K	(.18)	(.17)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.00	$ 25.79	$ 24.42	$ 23.47	$ 21.00	$ 18.08
Total ReturnB, C	6.98%	19.95%	14.27%L	13.79%	17.16%	3.39%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.65%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.64%A	.64%	.65%	.65%	.65%	.66%
Expenses net of all reductions	.64%A	.64%	.63%	.65%	.65%	.64%
Net investment income (loss)	1.01%A	1.96%G	.99%	1.04%	.95%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 217	$ 224	$ 221	$ 194	$ 162
Portfolio turnover rateF	72% A	124%	114%	97%	109%	197%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $3.05 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $2.794 per share. KTotal distributions of $.36 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.124 per share. LNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.76%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,892
Gross unrealized depreciation	(44,608)
Net unrealized appreciation (depreciation) on securities	$ 257,284

Tax cost	$ 1,549,489

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $654,839 and $843,869, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Export and Multinational	$ 1,448.18
Class K	47.05
	$ 1,495

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Export and Multinational expenses during the period in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Export and Multinational	$ 27,589	$ 14,926
Class K	3,716	2,388
Total	$ 31,305	$ 17,314
From net realized gain
Export and Multinational	$ 294,858	$ 190,117
Class K	36,701	25,752
Total	$ 331,559	$ 215,869

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Export and Multinational
Shares sold	957	1,956	$ 20,805	$ 47,593
Reinvestment of distributions	15,464	8,659	310,691	197,689
Shares redeemed	(8,160)	(13,891)	(178,671)	(338,166)
Net increase (decrease)	8,261	(3,276)	$ 152,825	$ (92,884)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class K
Shares sold	500	1,162	$ 10,986	$ 28,360
Reinvestment of distributions	2,014	1,234	40,417	28,139
Shares redeemed	(1,792)	(3,171)	(40,331)	(77,439)
Net increase (decrease)	722	(775)	$ 11,072	$ (20,940)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EXF-K-USAN-0415
1.863262.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2015